Loans and Borrowings - Summary of Terms and Conditions of Outstanding Loans and Borrowings (Detail) $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($)
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Loans and Borrowings	$ 2,168
Bank loan 1 | SGD
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency	SGD
Bank loans	$ 61
Bank loan 1 | SGD | Bottom of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	1.50%
Year of maturity	2022
Bank loan 1 | SGD | Top of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	2.16%
Year of maturity	2027
Bank loan 2 | SGD
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency	SGD
Nominal interest rate basis	COF
Bank loans	$ 6
Bank loan 2 | SGD | Bottom of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	1.00%
Year of maturity	2022
Bank loan 2 | SGD | Top of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	1.10%
Year of maturity	2024
Bank loan 3 | MYR
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency	MYR
Bank loans	$ 28
Bank loan 3 | MYR | Bottom of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	1.98%
Year of maturity	2022
Bank loan 3 | MYR | Top of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	4.54%
Year of maturity	2027
Bank loan 4 | IDR
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency	IDR
Bank loans	$ 9
Bank loan 4 | IDR | Bottom of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	9.90%
Year of maturity	2022
Bank loan 4 | IDR | Top of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	11.50%
Year of maturity	2025
Bank loan 5 | IDR
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency	IDR
Nominal interest rate basis	COF
Bank loans	$ 10
Bank loan 5 | IDR | Bottom of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	1.75%
Year of maturity	2022
Bank loan 5 | IDR | Top of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	2.00%
Year of maturity	2025
Bank loan 6 | THB
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency	THB
Nominal interest rate	7.00%
Nominal interest rate basis	COF
Year of maturity	2022
Bank loans	$ 33
Term loans | USD
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency	USD
Nominal interest rate	5.50%
Year of maturity	2026
Term loan	$ 1,839
Lease liabilities | Multiple
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Currency	Multiple
Lease liabilities	$ 182
Lease liabilities | Multiple | Bottom of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	3.45%
Year of maturity	2022
Lease liabilities | Multiple | Top of range
Disclosure Details For Terms And Conditions For Outstanding Loans [Line Items]
Nominal interest rate	10.25%
Year of maturity	2037